OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
               Supplement dated August 23, 1999 to the
                 Prospectus dated November 27, 1998


The Prospectus is changed as follows:

1. The supplement dated June 29, 1999 is replaced by this supplement.

2. The last sentence of the second paragraph in the section entitled "Other Investment Strategies - Floating Rate/Variable Rate Obligations" on page 10 is modified to read as follows:

          The Fund will not invest more than 20% of its total assets in inverse floaters.

3. The section entitled "Illiquid Securities" on page 11 is deleted and replaced by the following:

          Illiquid and Restricted Securities. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under federal securities laws before they can be sold publicly. The Fund will not invest more than 15% of its net assets in illiquid securities and cannot invest more than 10% of its net assets in restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

          Borrowing for Investment Leverage. The Fund can borrow money to purchase additional securities. As a fundamental policy, the Fund's borrowings for investment purposes must be from banks and are limited to not more than 10% of the Fund's total assets. The interest on borrowed money is an expense that might reduce the Fund's yield.

4. The parenthetical reference "(such as Automatic Withdrawal Plans)" in the second sentence in the section entitled "How to Buy Shares - Are There Differences in Account Features That Matter to You?" on page 17 is deleted.

5. The second sentence of the first paragraph in the section entitled "Class A Contingent Deferred Sales Charge" on page 18 is revised to read as follows:

          The Distributor pays dealers of record commissions in an amount equal to 0.50% of purchases of $1 million or more other than by retirement accounts.





August 23, 1999                                     PS0740.013

                OPPENHEIMER NEW JERSEY MUNICIPAL FUND
               Supplement dated August 23, 1999 to the
                 Prospectus dated November 27, 1998


The Prospectus is changed as follows:

1. The supplement dated June 29, 1999 is replaced by this supplement.

2. The last sentence of the second paragraph in the section entitled "Other Investment Strategies - Floating Rate/Variable Rate Obligations" on page 11 is modified to read as follows:

          The Fund will not invest more than 20% of its total assets in inverse floaters.

3. The section entitled "Illiquid Securities" on page 11 is deleted and replaced by the following:

          Illiquid and Restricted Securities. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under federal securities laws before they can be sold publicly. The Fund will not invest more than 15% of its net assets in illiquid securities and cannot invest more than 10% of its net assets in restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

          Borrowing for Investment Leverage. The Fund can borrow money to purchase additional securities. As a fundamental policy, the Fund's borrowings for investment purposes must be from banks and are limited to not more than 10% of the Fund's total assets. The interest on borrowed money is an expense that might reduce the Fund's yield.

4. The parenthetical reference "(such as Automatic Withdrawal Plans)" in the second sentence in the section entitled "How to Buy Shares - Are There Differences in Account Features That Matter to You?" on page 17 is deleted.

5. The second sentence of the first paragraph in the section entitled "Class A Contingent Deferred Sales Charge" on page 18 is revised to read as follows:

          The Distributor pays dealers of record commissions in an amount equal to 0.50% of purchases of $1 million or more other than by retirement accounts.





August 23, 1999                                     PS0395.012

                 OPPENHEIMER FLORIDA MUNICIPAL FUND
               Supplement dated August 23, 1999 to the
                 Prospectus dated November 27, 1998


The Prospectus is changed as follows:

1. The supplement dated June 29, 1999 is replaced by this supplement.

2. The last sentence of the second paragraph in the section entitled "Other Investment Strategies - Floating Rate/Variable Rate Obligations" on page 10 is modified to read as follows:

          The Fund will not invest more than 20% of its total assets in inverse floaters.

3. The section entitled "Illiquid Securities" on page 11 is deleted and replaced by the following:

          Illiquid and Restricted Securities. Investments may be illiquid because of the absence of an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under federal securities laws before they can be sold publicly. The Fund will not invest more than 15% of its net assets in illiquid securities and cannot invest more than 10% of its net assets in restricted securities. Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

          Borrowing for Investment Leverage. The Fund can borrow money to purchase additional securities. As a fundamental policy, the Fund's borrowings for investment purposes must be from banks and are limited to not more than 10% of the Fund's total assets. The interest on borrowed money is an expense that might reduce the Fund's yield.

4. The parenthetical reference "(such as Automatic Withdrawal Plans)" in the second sentence in the section entitled "How to Buy Shares - Are There Differences in Account Features That Matter to You?" on page 17 is deleted.

5. The second sentence of the first paragraph in the section entitled "Class A Contingent Deferred Sales Charge" on page 18 is revised to read as follows:

          The Distributor pays dealers of record commissions in an amount equal to 0.50% of purchases of $1 million or more other than by retirement accounts.





August 23, 1999                                     PS0795.012